LONG-TERM BANK LOANS AND BORROWINGS - Bonds and Notes (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp (9,690.0)		Rp (9,350.0)
Long-term portion	36,319.0	$ 2,548	30,561.0
Bonds and notes
Borrowings and other credit facilities
Outstanding balance	7,000.0		7,478.0
Unamortized debt issuance cost	(7.0)		(9.0)
Total loans and other borrowings	6,993.0		7,469.0
Current maturities	(2,200.0)		(478.0)
Long-term portion	4,793.0		6,991.0
2015 - Series A Bonds
Borrowings and other credit facilities
Outstanding balance	2,200.0
2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100.0
2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200.0
2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	1,500.0
MTN I Telkom 2018 - Series A
Borrowings and other credit facilities
Outstanding balance	262.0
MTN I Telkom 2018 - Series B
Borrowings and other credit facilities
Outstanding balance	200.0
MTN I Telkom 2018 - Series C
Borrowings and other credit facilities
Outstanding balance	296.0
MTN - Syariah Ijarah I Telkom 2018 - Series A
Borrowings and other credit facilities
Outstanding balance	264.0
MTN - Syariah Ijarah I Telkom 2018 - Series B
Borrowings and other credit facilities
Outstanding balance	296.0
MTN - Syariah Ijarah I Telkom 2018 - Series C
Borrowings and other credit facilities
Outstanding balance	182.0
Rupiah | 2015 - Series A Bonds
Borrowings and other credit facilities
Outstanding balance	2,200.0		2,200.0
Rupiah | 2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100.0		2,100.0
Rupiah | 2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200.0		1,200.0
Rupiah | 2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	Rp 1,500.0		1,500.0
Rupiah | MTN I Telkom 2018 - Series C
Borrowings and other credit facilities
Outstanding balance			296.0
Rupiah | MTN - Syariah Ijarah I Telkom 2018 - Series C
Borrowings and other credit facilities
Outstanding balance			Rp 182.0